COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions	1 Months Ended							12 Months Ended
	Jul. 31, 2023 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Dec. 31, 2024 USD ($) Milestone	Mar. 02, 2024 CNY (¥)
Entity assets freezed | ¥									¥ 250
License of FOLOTYN
Advanced procurement of new active pharmaceutical ingredients | $								$ 10,000,000
License Agreement with Mundipharma International Corporation Limited | License of FOLOTYN
License agreement, upfront payment | $	$ 2,000,000
Cleave Therapeutics, Inc
Number of milestones achieved								0
BioInvent International AB
Number of milestones achieved								0
Black Belt Therapeutics Ltd
Number of milestones achieved								0
Milestone payment		$ 305,000	€ 250,000	$ 750,000
Pharmathen Global BV
Number of milestone payments yet to be paid								1
Acrotech Biopharma L.l.c. | License of FOLOTYN
Advanced procurement of new active pharmaceutical ingredients | $	$ 750,000
Juventas Cell Therapy Ltd.
Milestone payment					¥ 70	¥ 70	$ 10,000,000
Entity assets freezed | ¥									¥ 190